Subsequent events	6 Months Ended
Jun. 30, 2018
Subsequent events [Abstract]
Subsequent events
16. Subsequent events

On August 1, 2018, Dalian Xinyi Renju Industrial Co., Ltd. acquired two parcels of land in Dalian, Liaoning Province for a purchase price of RMB133.6 million, equivalent to US$19.6 million.